FAIR VALUE MEASUREMENTS - Backstop Subscription Agreement - Summary of changes in fair value of financial instruments measured on recurring basis (Details) - Derivative liabilities - Backstop Subscription Agreement - USD ($)
	3 Months Ended	6 Months Ended
	Sep. 30, 2024	Jun. 30, 2024
Summary of changes in fair value of financial instruments measured on recurring basis
Fair Value as of beginning	$ 356,847
Initial Measurement on April 22, 2024		$ 361,124
Change in Fair Value	89,929	(4,277)
Fair Value as of ending	$ 446,776	$ 356,847